Schedule of major customers and suppliers (Details)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage				25.50%		40.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage						21.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage		15.40%		50.40%		17.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage			[1]		[1]	11.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Product Information [Line Items]
Concentration risk percentage		57.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage		4.20%		17.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage		12.80%		47.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage				10.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Product Information [Line Items]
Concentration risk percentage		76.20%		16.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk percentage		27.10%		44.40%		35.20%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk percentage			[2]		[2]	11.90%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage						10.20%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration risk percentage				25.40%			[2]
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration risk percentage		20.30%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Product Information [Line Items]
Concentration risk percentage		19.30%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk percentage		97.60%		84.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration risk percentage	[3]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Product Information [Line Items]
Concentration risk percentage

[1]	Comprised less than 10% of revenue for the respective period.
[2]	Comprised less than 10% of cost of revenue for the respective period.
[3]	Comprised less than 10% of accounts payable for the respective period.